November 2, 2021

VIA EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549 Attention: Office of Filings, Information & Customer Service

Re:   Barings Funds Trust (the “Registrant”)

File Nos.: 333-188840, 811-22845

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the definitive form of the Prospectus and Statement of Additional Information for the Registrant that would have been filed under Rule 497(c), does not differ from that contained in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 29, 2021 and became effective on November 1, 2021 (Accession #0001104659-21-131237).

If you have any questions, please contact me at (704)-805-7330.

Very truly yours,

By:	/s/ Jill Dinerman
Name:	Jill Dinerman
Title:	Secretary and Chief Legal Officer of Barings Funds Trust